Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	09/01/2015
Monthly Period Ending:	09/30/2015
Prev. Distribution/Close Date:	09/08/2015
Distribution Date:	10/08/2015
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	6

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,137,614,494

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	26,459,644
{3} Collections on Receivables paid off during period				{3}	11,351,680
{4} Receivables becoming Liquidated Receivables during period				{4}	5,412,649
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	(293)
{7} Less amounts allocable to Interest				{7}	(11,328,940)

{8} Total Monthly Principal Amounts					{8}	31,894,740

{9} End of period Aggregate Principal Balance					{9}	$1,105,719,754

{10} Pool Factor					{10}	86.9276552%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$28,771,590	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	28,771,590	1,424,910	1,698,240	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	2,229,589	2,657,276	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0

{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$177,345,501	$211,364,484	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	0.0000000%	97.9809398%	97.9809401%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000

{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$1,028,771,590

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		31,894,740
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		4,886,865
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$991,989,985

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		82.6658321%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$1,105,719,754
{27} 14.50 % of Ending Aggregate Principal Balance	{27}	160,329,364
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	134,889,364
{30} Required Pro Forma Note Balance {26} - {29}	{30}	970,830,390

{31} Beginning Note Balance	{31}	1,028,771,590
{32} Total Monthly Principal Amount	{32}	(31,894,740)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}	996,876,850

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	0
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}	0
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$31,894,740
{38} Step-down Amount	{38}	0
{39} Principal Distributable Amount	{39}	$31,894,740

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$28,771,590	0	0.400000%	30	Actual days/360	$9,591
{41}	Class A - 2A	$181,000,000	0	0.83000%	30	30/360	125,192
{42}	Class A - 2B	$215,720,000	0	0.59925%	30	Actual days/360	107,725
{43}	Class A - 3	$257,880,000	0	1.27000%	30	30/360	272,923
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	$37,621,057
{49} Liquidation Proceeds collected during period	{49}	2,350,267
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51} Investment Earnings—Collection Account	{51}	1,366
{52} From Reserve Acct—Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	1,606
{53} Collection of Supplemental Servicing—Extension Fees	{53}	190,267
{54} Collection of Supplemental Servicing—Repo and Recovery Fees Advanced	{54}	193,673
{55} Collection of Supplemental Servicing—Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	201,115

{56} Total Available Funds	{56}	40,559,351

Distributions:
{57} Base Servicing Fee	{57}	2,133,027
{58} Repo and Recovery Fees—reimbursed to Servicer	{58}	193,673
{59} Bank Service Charges—reimbursed to Servicer	{59}	4,707
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance—to Servicer	{60}	201,115
{61} Trustee and Trust Collateral Agent Fees	{61}	425
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	9,591
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	125,192
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	107,725
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	272,923
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68} Class B Noteholders’ Interest Distributable Amount	{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70} Class C Noteholders’ Interest Distributable Amount	{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72} Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74} Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0
{76} Noteholders’ Principal Distributable Amount	{76}	31,894,740
{77} To the Reserve Account, the Reserve Account Deposit	{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	4,886,865
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80} To the Certificateholders, the aggregate amount remaining	{80}	0
{81} Total Distributions	{81}	$40,559,351

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$683,371,590	$1,105,719,754	$0	$37,510,765	$0
{83}	Class B	775,441,590	1,105,719,754	0	37,371,125	0
{84}	Class C	889,721,590	1,105,719,754	0	37,142,565	0
{85}	Class D	1,002,101,590	1,105,719,754	0	36,861,615	0
{86}	Class E	1,028,771,590	1,105,719,754	0	36,781,605	0
{87}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{88} Excess Available Funds						{88}	$4,886,865
	{89} Pro-Forma Note Balance (Calculated after Step-Down)						{89}	996,876,850
	{90} Required Pro Forma Note Balance						{90}	970,830,390
	{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{91}	26,046,460
	{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{92}		$4,886,865

	IX. RECONCILIATION OF RESERVE ACCOUNT:
									Current
	{93} Specified Reserve Balance								$25,440,000

	{94} Beginning of period Reserve Account balance						{94}		$25,440,000

	{95} The Reserve Account Deposit, from Collection Account						{95}	0
	{96} Investment Earnings						{96}	1,606
	{97} Investment Earnings - transferred to Collection Account Available Funds						{97}	(1,606)
	{98} Reserve Account Withdrawal Amount						{98}	0

	{99} End of period Reserve Account balance						{99}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{100} Aggregate Principal Balance						{100}	$1,105,719,754
	{101} End of Period Note Balance						{101}	991,989,985
	{102} Overcollateralization						{102}	113,729,769
	{103} Overcollateralization %						{103}		10.29%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{104} Original Number of Receivables						{104}	63,313
	{105} Beginning of period number of Receivables						{105}	0	58,929
	{106} Number of Receivables becoming Liquidated Receivables during period						{106}	896	284
	{107} Number of Receivables becoming Purchased Receivables during period						{107}	0	0
	{108} Number of Receivables paid off during period						{108}	4,771	999
	{109} End of period number of Receivables						{109}	57,646	57,646

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{110} Weighted Average APR of the Receivables					{110}	12.67%	12.62%	12.61%
	{111} Weighted Average Remaining Term of the Receivables					{111}	66.00	61.63	60.81
	{112} Weighted Average Original Term of Receivables					{112}	71.00	71.00	71.00
	{113} Average Receivable Balance					{113}	$20,091	$19,305	$19,181
	{114} Net Losses in Period					{114}	$0	$2,490,565	$3,062,382
	{115} Aggregate Realized Losses					{115}	$0	$5,728,130	$8,790,512
	{116} Aggregate Realized Loss Percentage					{116}		0.450%	0.691%
	{117} ABS Prepay Speed					{117}		1.3523	1.4248

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{118} 31-60 days					{118}	3,886	$73,637,963	6.47%
	{119} 61-90 days					{119}	749	13,550,634	1.19%
	{120} 91-120 days					{120}	195	3,621,105	0.32%
	{121} Total					{121}	4,830	$90,809,702	7.98%

	XIV. EXTENSIONS

	{122} Principal Balance of Receivables extended during current period					{122}		$25,066,764
	{123} Beginning of Period Aggregate Principal Balance					{123}		1,137,614,494
	{124} Extension Rate {122} divided by {123}					{124}			2.20%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	October 5, 2015

3